Description of the Business - Narrative (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 05, 2023	Mar. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Cash paid for acquisition of Compare Pet Insurance, Inc.			$ 0	$ 1,509
Subsequent Event
Variable Interest Entity [Line Items]
Initial investment		$ 1,470
Subsequent Event | Dog Food Advisor
Variable Interest Entity [Line Items]
Cash paid for acquisition of Compare Pet Insurance, Inc.	$ 9,000